Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	May 2020
Payment Date	6/15/2020
Transaction Month	12
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,142,066,659.36	40,029		56.6 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$203,000,000.00	2.386630%		July 15, 2020
Class A-2a Notes	$220,000,000.00	2.35%		February 15, 2022
Class A-2b Notes	$126,020,000.00	0.42363%	*	February 15, 2022
Class A-3 Notes	$346,060,000.00	2.23%		October 15, 2023
Class A-4 Notes	$105,020,000.00	2.24%		October 15, 2024
Class B Notes	$31,580,000.00	2.40%		November 15, 2024
Class C Notes	$21,060,000.00	2.58%		December 15, 2025
Total	$1,052,740,000.00
		* One-month LIBOR + 0.24%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,834,848.75

Principal:
Principal Collections	$16,728,142.64
Prepayments in Full	$9,157,868.74
Liquidation Proceeds	$78,557.00
Recoveries	$27,904.58
Sub Total	$25,992,472.96
Collections	$27,827,321.71

Purchase Amounts:
Purchase Amounts Related to Principal	$17,719.51
Purchase Amounts Related to Interest	$89.51
Sub Total	$17,809.02

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$27,845,130.73

Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	May 2020
Payment Date	6/15/2020
Transaction Month	12
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$27,845,130.73
Servicing Fee	$656,845.47	$656,845.47	$0.00	$0.00	$27,188,285.26
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$27,188,285.26
Interest - Class A-2a Notes	$244,020.42	$244,020.42	$0.00	$0.00	$26,944,264.84
Interest - Class A-2b Notes	$26,037.68	$26,037.68	$0.00	$0.00	$26,918,227.16
Interest - Class A-3 Notes	$643,094.83	$643,094.83	$0.00	$0.00	$26,275,132.33
Interest - Class A-4 Notes	$196,037.33	$196,037.33	$0.00	$0.00	$26,079,095.00
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$26,079,095.00
Interest - Class B Notes	$63,160.00	$63,160.00	$0.00	$0.00	$26,015,935.00
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$26,015,935.00
Interest - Class C Notes	$45,279.00	$45,279.00	$0.00	$0.00	$25,970,656.00
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$25,970,656.00
Regular Principal Payment	$24,804,236.96	$24,804,236.96	$0.00	$0.00	$1,166,419.04
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,166,419.04
Residual Released to Depositor	$0.00	$1,166,419.04	$0.00	$0.00	$0.00
Total		$27,845,130.73

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$24,804,236.96
Total					$24,804,236.96
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$15,770,568.55	$71.68	$244,020.42	$1.11	$16,014,588.97	$72.79
Class A-2b Notes	$9,033,668.41	$71.68	$26,037.68	$0.21	$9,059,706.09	$71.89
Class A-3 Notes	$0.00	$0.00	$643,094.83	$1.86	$643,094.83	$1.86
Class A-4 Notes	$0.00	$0.00	$196,037.33	$1.87	$196,037.33	$1.87
Class B Notes	$0.00	$0.00	$63,160.00	$2.00	$63,160.00	$2.00
Class C Notes	$0.00	$0.00	$45,279.00	$2.15	$45,279.00	$2.15
Total	$24,804,236.96	$23.56	$1,217,629.26	$1.16	$26,021,866.22	$24.72

Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	May 2020
Payment Date	6/15/2020
Transaction Month	12

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$124,606,170.77	0.5663917	$108,835,602.22	0.4947073
Class A-2b Notes	$71,376,680.18	0.5663917	$62,343,011.77	0.4947073
Class A-3 Notes	$346,060,000.00	1.0000000	$346,060,000.00	1.0000000
Class A-4 Notes	$105,020,000.00	1.0000000	$105,020,000.00	1.0000000
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,060,000.00	1.0000000	$21,060,000.00	1.0000000
Total	$699,702,850.95	0.6646492	$674,898,613.99	0.6410877

Pool Information
Weighted Average APR	3.126%	3.117%
Weighted Average Remaining Term	47.66	46.85
Number of Receivables Outstanding	32,274	31,648
Pool Balance	$788,214,560.70	$762,144,537.30
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$728,444,072.35	$704,754,281.84
Pool Factor	0.6901651	0.6673380

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,928.54
Yield Supplement Overcollateralization Amount	$57,390,255.46
Targeted Overcollateralization Amount	$87,245,923.31
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$87,245,923.31

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,928.54
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,928.54
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,928.54

Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	May 2020
Payment Date	6/15/2020
Transaction Month	12
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		63	$87,735.51
(Recoveries)		15	$27,904.58
Net Loss for Current Collection Period			$59,830.93
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.0911%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.4156%
Second Prior Collection Period			0.3587%
Prior Collection Period			0.0588%
Current Collection Period			0.0926%
Four Month Average (Current and Prior Three Collection Periods)			0.2314%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		711	$2,503,429.26
(Cumulative Recoveries)			$227,020.13
Cumulative Net Loss for All Collection Periods			$2,276,409.13
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.1993%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,521.00
Average Net Loss for Receivables that have experienced a Realized Loss			$3,201.70

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.63%	177	$4,825,868.93
61-90 Days Delinquent	0.08%	23	$588,651.67
91-120 Days Delinquent	0.06%	15	$448,743.75
Over 120 Days Delinquent	0.07%	17	$536,499.08
Total Delinquent Receivables	0.84%	232	$6,399,763.43

Repossession Inventory:
Repossessed in the Current Collection Period		14	$511,294.58
Total Repossessed Inventory		45	$1,401,390.71

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1553%
Prior Collection Period			0.2014%
Current Collection Period			0.1738%
Three Month Average			0.1768%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.40%
37+	3.70%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2065%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	May 2020
Payment Date	6/15/2020
Transaction Month	12

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2020

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer